Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Principles of consolidation

(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries after elimination of inter-company accounts and transactions.

Acquisitions of companies have been consolidated from the date on which control of the net assets and operations was transferred to the Company.

Acquisitions of companies are accounted for using the purchase method of accounting.

Cash and cash equivalents

(b)	Cash and cash equivalents

Cash and cash equivalents are short-term, highly liquid investments with original maturities of three months or less. Cash equivalents are stated at cost, which approximates fair value because of the short-term maturity of these instruments. The Company has no cash equivalents as of March 31, 2021 and 2022.

Inventories

(c)	Inventories

Inventories are stated at the lower of cost, as determined on a first-in, first-out basis, or net realizable value. Costs of inventories include purchase and related costs incurred in bringing the products to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The Company routinely reviews its inventories for their salability and for indications of obsolescence to determine if inventory carrying values are higher than net realizable value. Some of the significant factors the Company considers in estimating the net realizable value of its inventories include the likelihood of changes in market and customer demand and expected changes in market prices for its inventories.

Trade receivables and allowance for expected credit losses

(d)	Trade receivables and allowance for expected credit losses

Trade receivables primarily represent amounts due from customers, that are typically non-interest bearing and are recorded at the invoiced amount, net of allowances for doubtful accounts and sales returns, if any. Trade receivables are considered overdue when settlement does not occur within the payment terms. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in the Company’s existing trade receivables. Bad debt expense is included in administrative and general expenses.

The Company recognizes an allowance for expected credit losses to ensure accounts and other receivables are not overstated due to uncollectibility. Allowance for doubtful receivables is maintained for all customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience. An additional allowance for individual accounts is recorded when the Company becomes aware of customers’ or other debtors’ inability to meet their financial obligations, such as bankruptcy filings or deterioration in the customer’s or other debtor’s operating results or financial position. If circumstances related to customers or debtors change, estimates of the recoverability of receivables will be further adjusted. Trade receivable balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Income taxes and deferred income taxes

(e)	Income taxes and deferred income taxes

Amounts in the consolidated financial statements related to income taxes are calculated using the principles of Accounting Standards Codification (“ASC”) 740 and Accounting Standards Updates (“ASU”) 2013-11 “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”. ASC 740 requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial reporting bases and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Future tax benefits, such as net operating loss carry forwards, are recognized as deferred tax assets. Recognized deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company complies with ASC 740 for uncertainty in income taxes recognized in financial statements. ASC 740 prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company’s accounting policy is to treat interest and penalties as components of income taxes. The Company’s income tax returns through the fiscal year ended March 31, 2021 have been assessed by the tax authorities.

Intangible assets

(f)	Intangible assets

Land use rights held by the Company are included in intangible assets. The granted useful life of the land use rights is 50 years. They are stated at cost and amortized on a straight-line basis over a maximum period of 30 years, in accordance with the business licenses expiring in 2024.

Property, plants and equipment, net

(g)	Property, plants and equipment, net
(i)	Property, plant and equipment are stated at cost less accumulated depreciation. Buildings are depreciated on a straight-line basis over 20 to 66 years, representing the shorter of the remaining term of the lease or the expected useful life to the Company.
(ii)	Other categories of property, plant and equipment are carried at cost and depreciated using the straight-line method over their expected useful lives to the Company. The principal estimated useful lives for depreciation are:
Plant and machinery	- 10 years
Furniture, fixtures and equipment	- 5 to 10 years
Motor vehicles	- 5 years

(iii)	Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use.
(iv)	The cost of major improvements and betterments is capitalized, whereas the cost of maintenance and repairs is expensed in the year when it is incurred.
(v)	Any gain or loss on disposal is included in the consolidated statements of operations and comprehensive income.

Impairment of long-lived assets including intangible assets

(h)	Impairment of long-lived assets including intangible assets

Long-lived assets held and used by the Company and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Company evaluates recoverability of assets to be held and used by comparing the carrying amount of an asset to future net undiscounted cash flows to be generated by the asset. If such assets are considered to be impaired, the impairment loss is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets calculated using a discounted future cash flows analysis. Provisions for impairment made on other long-lived assets are disclosed in the consolidated statements of operations and comprehensive income.

Financial instrument at amortized cost

(i)	Financial instrument at amortized cost

Held-to-maturity debt securities are purchased from a financial institution and pledged as collateral for certain secured bank loans, which are stated at amortized cost. Interest income, including amortization of the premium and discount arising at acquisition, are included in earnings.

Financial instruments at fair value

(j)	Financial instruments at fair value

The Company complies with ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity's own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

Leases

(k)	Leases

The Company determines if an arrangement is a lease at inception of the contract. Leases are recorded in “right-of-use (ROU) assets” and "lease liabilities" in the Company's consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset during the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. For leases in which the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate based on the information available at commencement date for determining the present value of lease payments. Lease term includes the effects of options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expense for operating lease arrangements is recognized on a straight-line basis over the lease term.

On April 1, 2019, the date of initial application, the Company adopted, “Leases” (Topic 842), using the modified retrospective method. The modified retrospective method provides a method of recognizing those leases which had not expired as of the date of adoption of April 1, 2019.

The Company elected the practical expedient permitted under the transition guidance under Topic 842, which amongst other matters, allowed the Company (i) not to apply the recognition requirements to short-term leases (leases with a lease term of 12 months or less), (ii) not to reassess whether any expired or existing contracts are or contain leases, (iii) not to reassess the lease classification for any expired or existing leases, (iv) not to reassess initial direct costs for any existing leases, and (v) not to separate lease and non-lease components for the allocation of lease costs.

The adoption resulted in the recognition of ROU assets of $407,000 and lease liabilities of $407,000 for operating leases as of April 1, 2019. The adoption had no impact on opening balance of accumulated deficit. Refer to note 11 to the consolidated financial statements for details.

The Company reviews ROU assets for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable.

Revenue recognition

(l)	Revenue recognition

The Company follows ASC Topic 606, “Revenue from Contracts with Customers (Topic 606)”, which supersedes the revenue recognition requirements in ASC Topic 605, “Revenue Recognition”. Topic 606 requires the Company to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The Company applies the following steps to recognize revenues: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the Company satisfies a performance obligation.

Product sales

The Company’s revenue from contracts with customers is derived from product revenue principally from the sales of electronic scales and pet electronic products directly to customers. The Company sells goods to customers based on purchase orders received from the customers. The Company has determined there is one performance obligation for each model included in the purchase orders. The performance obligation is considered to be met and revenue is recognized when the customer obtains control of the goods, which is generally the point at which products are leaving the ports of Hong Kong, Shenzhen or Nansha (Guangzhou), or when risks and rewards are transferred to the customer. The Company did not recognize any revenue from contracts with customers for performance obligations satisfied over time during the years ended March 31, 2022 and 2021.

The transaction price is generally in the form of a fixed price which is agreed with the customer at contract inception. The transaction price is recorded net of any sales return, surcharges and value-added taxes on gross sales. The Company allocates the transaction price to each performance obligation based on the purchase orders. Customers are required to pay over an agreed-upon credit period, usually between 15 to 119 days. In certain circumstances, the Company will request a deposit from a customer. Customers’ deposits are settled as part of the outstanding bill upon receiving an acknowledgement from customers. For the remaining balance of the outstanding bill, the customer is required to pay over an agreed-upon credit period, usually between 0 to 15 days.

Return rights

The Company does not generally provide its customers with a right of return or production protection. Each customer is required to perform a product quality check before accepting delivery of goods. The Company provides to certain customers an additional one to two percent of the quantity of certain products ordered in lieu of a warranty, which is recognized as cost of sales when these products are shipped to customers from the Company’s facilities.

During the year ended March 31, 2020, the Company began to sell its products through Amazon’s online platform. Customers purchasing products through Amazon have a 30-day right of return from the date of receipt of the product. The Company recorded a refund liability of approximately $28,000 at March 31, 2022 (2021: $29,000; 2020: $69,000) for these expected returns, which was based on the average monthly returns received for Amazon sales.

Value-added taxes and surcharges

The Company presents revenue net of value-added taxes (“VAT”) and surcharges incurred. Surcharges are sales related taxes representing the City Maintenance and Construction Tax and Education Surtax. VAT, business taxes and surcharges collected from customers, net of VAT paid for purchases, are recorded as a liability in the consolidated balance sheets until these are paid to the tax authorities.

Outbound freight and handling costs

The Company accounts for product outbound freight and handling costs as fulfillment activities and presents the associated costs in selling, general and administrative expenses in the period in which it sells the product.

Disaggregation of revenue

The Company disaggregates its revenue from different types of contracts with customers by principal product categories, as the Company believes it best depicts the nature, amount, timing and uncertainty of its revenue and cash flows. See Note 19 for product revenues by segment.

Contract balances

The Company did not recognize any contract asset as of March 31, 2021 and March 31, 2022. The timing between the recognition of revenue and receipt of payment is not significant. The Company’s contract liabilities consist of deposits received from customers. As of March 31, 2021 and 2022, the balances of the contract liabilities are approximately $317,000 and $320,000, respectively. All contract liabilities at the beginning of the year ended March 31, 2022 were recognized as revenue during the year ended March 31, 2022 and all contract liabilities as of the end of the year ended March 31, 2022 are expected to be realized in the following year.

Lease revenue

(m)	Lease revenue

Lease income includes minimum rents which are recognized on an accrual basis over the terms of the related leases on a straight-line basis. Lease revenue recognition commences when the lessee is given possession of the leased space and there are no contingencies offsetting the lessee’s obligation to pay rent.

Research and development costs

(n)	Research and development costs

Research and development costs include salaries, utilities and contractor fees that are directly attributable to the conduct of research and development progress primarily related to the development of new design of products. Research and development costs are expensed as incurred. Research and development costs of approximately $213,000, $229,000 and $237,000 were charged to operations for the years ended March 31, 2020, 2021 and 2022, respectively.

Advertising

(o)	Advertising

Advertising costs are expensed as incurred and are included within selling, general and administrative expenses. Advertising costs were approximately $103,000, $30,000 and $15,000 for the fiscal years ended March 31, 2020, 2021 and 2022, respectively.

Foreign currency translations

(p)	Foreign currency translations
(i)	The Company’s functional currency is the United States dollar. Transactions denominated in non-United States dollar currencies of foreign subsidiaries where the United States dollar is the functional currency are translated into United States dollars at the exchange rates existing at date of transaction. The translation of local currencies into United States dollars at the balance sheet date creates transaction adjustments which are included in net income. Exchange differences are recorded in the statements of operations and comprehensive income.
(ii)	The financial statements of foreign subsidiaries, where non-United States dollar currencies are the functional currencies, are translated into United States dollars using exchange rates in effect at period end for assets and liabilities and average exchange rates during each reporting period for the statement of operations. Adjustments resulting from translation of these financial statements are reflected as a separate component of stockholders’ equity in accumulated other comprehensive income.

Stock options and warrants

(q)	Stock options and warrants

Stock options have been granted to employees, directors and non-employee directors. Upon exercise of the options, a holder can acquire shares of common stock of the Company at an exercise price determined by the board of directors. The options are exercisable based on the vesting terms stipulated in the option agreements or plan.

The Company follows the guidance of ASC 718, “Accounting for Stock Options and Other Stock-Based Compensation”. ASC 718 requires companies to record compensation expense for share-based awards issued to employees and directors in exchange for services provided. The amount of the compensation expense is based on the estimated fair value of the awards on their grant dates and is recognized over the required service periods. Our share-based awards include stock options and restricted stock awards. The estimated fair value underlying our calculation of compensation expense for stock options is based on the Black-Scholes pricing model. Forfeitures of share-based awards are estimated at the time of grant and revised, if necessary, in subsequent periods if our estimates change based on the actual amount of forfeitures we have experienced.

Fair value of financial instruments

(r)	Fair value of financial instruments

The carrying amounts of financial instruments including cash and cash equivalents, trade receivables, net, other receivables, deposits and prepayments, other current assets, accounts payable and accrued charges and deposits, and other current liabilities approximate fair value due to the relatively short-term maturity of these instruments. The carrying value of long-term debt approximates fair value based on prevailing borrowing rates currently available for loans with similar terms and maturities.

Treasury stock

(s)	Treasury stock

The Company periodically retires treasury shares that it acquires through share repurchases and returns those shares to the status of authorized but unissued. The Company accounts for treasury stock transactions under the cost method. For each reacquisition of common stock, the number of shares and the acquisition price for those shares is added to the existing treasury stock count and total value, respectively, and recognized as a deduction from equity. When treasury shares are retired, the Company’s policy is to allocate the excess of the repurchase price over the par value of shares acquired to additional paid-in capital, with any remaining amount being charged to retained earnings.

Recent accounting pronouncements

(t)	Recent accounting pronouncements

Recently adopted accounting pronouncements

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes” (“ASU 2019-12”). ASU 2019-12 will simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. Effective April 1, 2021, the Company adopted ASU 2019-12, which did not have a material impact on the Company’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

In May 2021, the FASB issued ASU 2021-04, “Earnings Per Share (Topic 260), Debt - Modifications and Extinguishments (Subtopic 470-50), Compensation – Stock Compensation (Topic 718), and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options” (“ASU 2021-04”). ASU 2021-04 provides guidance as to how an issuer should account for a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option (i.e., a warrant) that remains classified after modification or exchange as an exchange of the original instrument for a new instrument. An issuer should measure the effect of a modification or exchange as the difference between the fair value of the modified or exchanged warrant and the fair value of that warrant immediately before modification or exchange and then apply a recognition model that comprises four categories of transactions and the corresponding accounting treatment for each category (equity issuance, debt origination, debt modification, and modifications unrelated to equity issuance and debt origination or modification). ASU 2021-04 is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the guidance provided in ASU 2021-04 prospectively to modifications or exchanges occurring on or after the effective date. Early adoption is permitted for all entities, including adoption in an interim period. If an entity elects to early adopt ASU 2021-04 in an interim period, the guidance should be applied as of the beginning of the fiscal year that includes that interim period. The adoption of ASU 2021-04 is not expected to have a material impact on the Company’s consolidated financial statement presentation or disclosures.

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers to improve the accounting for acquired revenue contracts with customers in a business combination” (“ASU 2021-08”). ASU 2021-08 is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2022. The adoption of ASU 2021-08 is not expected to have a material impact on the Company’s consolidated financial statements.

In November 2021, the FASB issued ASU 2021-10, “Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance” (“ASU 2021-10”). This update requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. This update is effective for annual periods beginning after December 15, 2021, and early application is permitted. This guidance should be applied either prospectively to all transactions that are reflected in financial statements at the date of initial application and new transactions that are entered into after the date of initial application or retrospectively to those transactions. The adoption of ASU 2021-10 is not expected to have a material impact on the Company’s consolidated financial statements.

We believe there is no additional new accounting guidance adopted, but not yet effective that is relevant to the readers of our financial statements. However, there are numerous new proposals under development which, if and when enacted, may have a significant impact on our financial reporting.